Time Deposits	12 Months Ended
Dec. 31, 2012
Time Deposits [Abstract]
Time Deposits
11.	Time Deposits

Time deposits of $100 or more were $968,222 at December 31, 2012 and $1,052,319 at December 31, 2011.

At December 31, 2012, the scheduled contractual maturities of time deposits are as follows:

Years Ending December 31,
2013	$1,108,620
2014	335,473
2015	235,249
2016	130,517
2017	224,137
2018 and thereafter	24,505

$2,058,501
Unamortized purchase accounting fair value premium	12,197

$2,070,698